Accounts Payable and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Other Current Liabilities

December 31 (millions of dollars)	2018	2017
Accounts payable	171	173
Accrued liabilities	578	563
Accrued interest	96	99
Regulatory liabilities (Note 12)	91	57
	936	892